Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Beginning balance	$ (232.4)	$ (244.6)	$ (253.6)
Temporarily non-deductible provisions	14.3	115.8	26.6
Tax loss carryforwards	1.1	(4.0)	(23.8)
Functional currency effect of the non monetary assets	16.4	(117.4)	(5.0)
Gains not realized from sales of Parent Company to subsidiairies	0.4	7.3	(1.0)
Effect of differences by fixed asset	(47.7)	15.6	23.0
Differences between basis: account x tax	(71.3)	(5.2)	(10.8)
Discontinued operation	47.6	0.1
Ending balance	(271.6)	(232.4)	(244.6)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(250.2)	(279.5)	(292.4)
Temporarily non-deductible provisions	14.3	115.8	26.6
Tax loss carryforwards	1.1	(4.0)	(23.8)
Functional currency effect of the non monetary assets	16.4	(117.4)	(5.0)
Gains not realized from sales of Parent Company to subsidiairies	0.4	7.3	(1.0)
Effect of differences by fixed asset	(47.7)	15.6	23.0
Differences between basis: account x tax	(70.3)	3.9	(6.9)
Discontinued operation	19.8	8.1
Ending balance	(316.2)	(250.2)	(279.5)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	17.8	34.9	38.8
Differences between basis: account x tax	(1.0)	(9.1)	(3.9)
Discontinued operation	27.8	(8.0)
Ending balance	$ 44.6	$ 17.8	$ 34.9